Credit Facilities and Guarantees	12 Months Ended
Jul. 01, 2012
Credit Facilities and Guarantees [Abstract]
CREDIT FACILITIES AND GUARANTEES

CREDIT FACILITIES AND GUARANTEES

As of July 1, 2012, STRATTEC had a $25 million secured revolving credit facility (the “STRATTEC Credit Facility”) with BMO Harris Bank N.A. The STRATTEC Credit Facility expires August 1, 2014. As of July 1, 2012, ADAC-STRATTEC LLC had a $5 million secured revolving credit facility (the “ADAC-STRATTEC Credit Facility”) with BMO Harris Bank N.A, which is guaranteed by STRATTEC. The ADAC-STRATTEC Credit Facility expires June 28, 2015. Any borrowings under the credit facilities will be secured by our U.S. cash balances, accounts receivable, inventory and property. Interest on borrowings under these credit facilities is at varying rates based, at our option, on the London Interbank Offering Rate plus 1.0 to 1.75 percent or the bank’s prime rate. Both credit facilities contain a restrictive financial covenant that requires the maintenance of a minimum net worth level. The ADAC-STRATTEC credit facility includes an additional restrictive financial covenant that requires the maintenance of a minimum level for its fixed charge coverage ratio. There were no outstanding borrowings under either Credit Facility at July 1, 2012 or July 3, 2011. There were no borrowings under any third party debt facilities during 2012, 2011 or 2010. We believe that the credit facilities are adequate, along with existing cash balances and cash flow from operations, to meet our anticipated capital expenditure, working capital, dividend and operating expenditure requirements.